Stockholder's Equity (Deficit) - Schedule of Stock Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock compensation expense	$ 1,149	$ 1,055	$ 3,439	$ 3,577
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock compensation expense					$ 4,300	$ 5,800
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock compensation expense					400	2,000
Cost of Revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock compensation expense	271	375	1,099	1,013
Cost of Revenue | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock compensation expense					1,400	800
Selling, General and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock compensation expense	878	680	2,340	2,564
Selling, General and Administrative Expenses | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock compensation expense					2,900	3,100
2017 Plan | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock compensation expense	868	463	2,151	1,080
2017 Plan | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock compensation expense	233	111	973	323
2017 Plan | Cost of Revenue | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock compensation expense	276	278	973	623	1,000	200
2017 Plan | Selling, General and Administrative Expenses | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock compensation expense	592	185	1,178	457	1,100	200
2017 Plan | Selling, General and Administrative Expenses | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock compensation expense	233	111	973	323
2013 Plan | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock compensation expense	48	481	315	2,174
2013 Plan | Cost of Revenue | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock compensation expense	(5)	97	126	390	400	600
2013 Plan | Selling, General and Administrative Expenses | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock compensation expense	$ 53	$ 384	$ 189	$ 1,784	$ 1,800	$ 2,900